SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM BORROWINGS

Short-term borrowings consisted of the following:

	Annual Interest	Maturity	Guarantee	As of June 30,
	Rate	Date	Information	2026	2025
Bank of Nanjing (i)	3.00%	August 5, 2026	YLAN and Mr. Chuanbo Jiang	$2,409,691	$-
Bank of Communications	2.80%	April 15, 2027	Mr. Chuanbo Jiang	1,473,818	-
Agricultural Bank of China	2.70%	January 22, 2027	Mr. Chuanbo Jiang and Jiangsu Changzhou Hi-Tech Credit Financing Guarantee Co., Ltd.	1,473,818	-
Agricultural Bank of China	2.75%	November 6, 2026	YLAN and Mr. Chuanbo Jiang	1,031,672	-
Bank of Communications	2.70%	January 29, 2027	Mr. Chuanbo Jiang	884,291	-
Industrial and Commercial Bank of China	3.00%	December 2, 2026	No guarantee	736,909	-
Bank of China Limited	2.55%	May 28, 2027	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.	736,909	-
China Construction Bank (ii)	3.95%	July 29, 2026	Intellectual property	729,540	-
Bank of Suzhou	3.00%	March 23, 2027	Zhongshan Co and Mr. Chuanbo Jiang	589,527	-
Bank of Nanjing	3.30%	September 11, 2026	Jiangsu Science and Technology Financing Guarantee Co., Ltd. and Mr. Chuanbo Jiang	537,943	-
Agricultural Bank of China	2.75%	January 3, 2027	YLAN and Mr. Chuanbo Jiang	442,145	-
Bank of Nanjing	3.20%	March 25, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	-	1,393,155
Bank of Communications	2.90%	March 23, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	-	837,568
Bank of Communications	3.20%	June 5, 2026	YLAN & Mr. Chuanbo Jiang	-	837,568
China Construction Bank	3.95%	July 29, 2025	Intellectual property	-	697,973
Industrial and Commercial Bank of China	3.10%	December 10, 2025	Changzhou Zhongshan Intelligent Equipment Co., Ltd. & Mr. Chuanbo Jiang	-	697,973
Bank of Nanjing	3.80%	September 12, 2025	Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	-	614,216
Bank of Suzhou	From 3.30% to 3.70%	From January 6, 2026 to May 8, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	-	558,378
Total				$11,046,263	$5,636,831

(i)	On November 10, 2025, The Company has entered into a non-recourse supplier finance obligations agreement with the Bank of Nanjing Co., Ltd Changzhou Branch (the “BON Changzhou”), pursuant to which BON Changzhou granted the Company a total credit line of RMB16.4 million (approximately $2.4 million), maturing on November 9, 2026. Under the arrangement, the bank settles the Company’s supplier invoices early to extinguish the underlying accounts payable and the Company should repay to bank based on the maturity dates of the respective validated invoices. As of June 30, 2026, the Company has fully utilized the credit line of RMB16.4 million (approximately $2.4 million). Subsequently in August 2026, the Company fully repaid this loan of $2.4 million. As of June 30, 2026, the balance due to the Bank under this arrangement was recorded in short-term borrowings.

SCHEDULE OF CHANGES IN THE SUPPLIER FINANCE OBLIGATION

The changes in the supplier finance obligation was as follows:

For the year ended June 30, 2026
Confirmed obligations outstanding at beginning of the year	$-
Obligations confirmed during the year	2,337,718
Confirmed obligations paid during the year	-
Foreign currency translation difference	71,973
Confirmed obligations outstanding at the end of the year	$2,409,691

(ii)	The principal of the borrowing is RMB4,950,000 (approximately $729,540). The Company has pledged its intellectual property, with original value at RMB510,000 (approximately $75,165), as collateral for the borrowing from July 30, 2024 to July 30, 2027. Subsequently in July 2026, the Company repaid this loan.